Parametric Balanced Risk Fund
Investment Objective
The Fund’s investment objective is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Parametric Balanced Risk Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Parametric Balanced Risk Fund		Investor Class	Institutional Class
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (estimated)		0.31%	0.31%
Acquired Fund Fees and Expenses (estimated)		0.08%	0.08%
Total Annual Fund Operating Expenses		1.39%	1.14%
Expense Reimbursement	[1]	(0.06%)	(0.06%)
Total Fund Operating Expenses After Expense Reimbursement		1.33%	1.08%
[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Investor Class shares and 1.00% for Institutional Class shares. This expense reimbursement will continue through December 31, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: acquired fund fees and expenses, brokerage commissions, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Parametric Balanced Risk Fund (USD $)	1 Year	3 Years
Investor Class	135	434
Institutional Class	110	356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.   These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks its objective of total return utilizing a balanced risk asset allocation strategy (the “Strategy”). The Strategy intends to incorporate investments representing a broad spectrum of major asset class risk allocations, including, but not limited to: Global Equity (U.S., international developed and emerging markets); Global Real Estate (U.S., international developed and emerging markets); Global Credit Spreads (U.S. investment grade, U.S. high yield and international emerging markets); Diversified Commodities (including, but not limited to, industrial metals, energy, agriculture and livestock); Global Nominal Bonds (U.S., international developed and emerging markets); Global Inflation Bonds (U.S. and international developed markets); Precious Metals (gold and silver); and Volatility (U.S. equity). Implementation of the Strategy generally involves obtaining leveraged exposure to asset classes that have historically exhibited relatively low levels of volatility . The Fund is expected to employ leverage primarily through derivative instruments as described below.

The Fund intends to utilize a variety of instruments to gain exposure to target asset classes, including, but not limited to: swap futures; equity index futures and options; sovereign government fixed income futures and options; commodity futures and options; currency futures and forward currency contracts; CBOE VIX index futures and options; sovereign government fixed income securities; exchange -traded notes (“ETNs”); exchange- traded funds (“ETFs”) and options on ETFs; over-the-counter total return , interest rate and commodity swaps; repurchase agreements; and reverse repurchase agreements . The Fund may engage in derivative transactions to seek total return ; to hedge against fluctuations in securities prices, interest rates or currency exchange rates ; to change the effective duration of its portfolio ; to manage certain investment risks ; and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund’s use of derivatives may be extensive. The Fund may utilize short sales for the purpose of hedging within the overall portfolio structure and may engage in securities lending. The Fund currently expects to gain exposures to certain types of investments generally through ETFs. The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.

The Fund employs a risk parity investment approach. A risk parity investment approach seeks to spread portfolio risk in a balanced manner across diverse asset classes, with the objective of creating a portfolio that is generally more balanced and may achieve higher risk-adjusted returns than a traditional asset allocation approach (e.g., a portfolio invested 60% in equities and 40% in fixed income). There can be no assurance that employing a risk parity approach will achieve any particular level of return or will reduce volatility or potential loss compared to other investment approaches.

In implementing the Strategy, the portfolio managers generally seek to maintain a substantially equal level of risk contribution from the major asset class risk allocations described above, with periodic rebalancing if exposure moves outside established thresholds. Target notional exposures to each asset class will reflect the contribution of each asset class to the Fund’s overall risk based on the expected volatility of each such class .  The portfolio managers evaluate historical volatilities for each asset class over long-term measurement periods to estimate the future expected volatilities of each individual asset class. Volatility is indicated by standard deviation, a statistic which measures the dispersion of periodic returns of an asset class around its average return .  It is expected that the estimated volatility of each asset class , and resulting notional position sizes, will remain relatively stable over time.

Under normal market conditions, the portfolio managers target Fund performance volatility of approximately 10% annually. The Fund’s actual, or realized, volatility for longer or shorter periods may be materially higher or lower than the target, depending on market conditions.

The Fund may gain exposure to commodities by investing in PBR Commodity Subsidiary, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized in the Cayman Islands, which invests primarily in commodity-related instruments, as well as securities and other instruments in which the Fund is permitted to invest.

Principal Risks

Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Although values can rebound, there is no assurance they will return to previous levels.

Credit Risk.   Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed income securities and other debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.

In the event of bankruptcy of the issuer of fixed income securities and other debt instruments, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Risks of Commodity-Related Investments.  The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.  Certain types of commodity instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. As noted under “Principal Investment Strategies ,” the Fund expects to gain a significant portion of its commodity-related exposures by investing in the Subsidiary. See “Subsidiary Risk” and “Tax Risk .”

Foreign and Emerging Market Investment Risk.  Because the Fund may invest a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.

Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Currency Risk.  In general, fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that currency will be worth more in U.S. dollars.  The value of foreign currencies as measured in U.S. dollars may be unpredictably affected by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in the U.S. or abroad), intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and relations between nations.  A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks. Exposure to foreign currencies through derivative instruments will be subject to derivative risks described herein .

Inflation-Linked Security Risk.  Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-linked securities may vary widely and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Real Estate Investing Risk.  Investments in real estate are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs are subject to the special risks associated with investing in the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be traded in over-the-counter markets, difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  The Fund will engage in transactions and make investments that give rise to leverage.  Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Interest Rate Risk.  As interest rates rise, the value of fixed - income investments is likely to decline.  Conversely, when interest rates decline, the value of fixed - income investments is likely to rise.  Securities with longer durations are more sensitive to changes in interest rates than those with shorter durations, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Management Risk. The Strategy seeks to balance risk across multiple asset classes based on the long-term historical volatility of such asset classes.  The Strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.  To the extent that the actual volatility of an asset class differs from its historical performance, the Fund may not perform as intended.

Volatility Risk. The value of assets held by the Fund may increase or decrease significantly over short periods of time.  This may cause the Fund’s net asset value per share to experience similar changes in value over the short term.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track , and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

ETN Risk.  ETNs are debt obligations and their payments of interest or principal are linked to the performance of a reference investment (typically an index). ETNs are subject to the performance of their issuer and may lose all or a portion of their entire value if the issuer fails or its credit rating changes. An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and weighting of the components of that index.  ETNs also incur certain expenses not incurred by the reference investment and the cost of owning an ETN may exceed the cost of investing directly in the reference investment.  The market trading price of an ETN may be more volatile than the reference investment it is designed to track. The Fund may purchase an ETN at prices that exceed its net asset value and may sell such investments at prices below such net asset value. The Fund may not be able to liquidate ETN holdings at the time and price desired, which may impact Fund performance.

Risks of Repurchase Agreements and Reverse Repurchase Agreements.  In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of the Fund borrowing funds (and the counterparty making a loan), they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield .

Short Sale Risk.  Short sale risks include, among others, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Subsidiary Risk.   The Fund will be exposed to the risks associated with the Subsidiary’s investments.  The Subsidiary invests in commodity-related investments, as well as securities and other instruments in which the Fund is permitted to invest. The Subsidiary is subject to the laws of the Cayman Islands and is not subject to U.S. laws, including securities laws and their protections and provisions of the Internal Revenue Code.  Because the Subsidiary is not registered under the Investment Company Act of 1940, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered fund may negotiate.  As a result, the Subsidiary may have greater exposure to those counterparties than a registered fund.  Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund's Prospectus and Statement of Additional Information, and could adversely affect the Fund’s investment approach.

Tax Risk.  In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.  Commodity-related investments generate income that is not from a qualified source for purposes of meeting this 90 percent test.  Numerous mutual funds have obtained private letter rulings from the Internal Revenue Service (“IRS”) that provide that income produced by certain types of commodity-linked notes or wholly-owned subsidiaries (like the Subsidiary) constitute qualifying income.  The Fund has received advice from counsel that income from certain commodity-linked notes should be qualifying income and that income derived from the Subsidiary should also constitute qualifying income.  Should the IRS take action that adversely affects the tax treatment of investing in commodity-linked notes or the Subsidiary, it could limit the Fund’s ability to invest in commodity-related investments, and the Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS.  The tax treatment of commodity-related investments and income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2013
Registrant Name	dei_EntityRegistrantName	Eaton Vance Growth Trust
Central Index Key	dei_EntityCentralIndexKey	0000102816
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 10, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep 10, 2013
Prospectus Date	rr_ProspectusDate	Sep 10, 2013
Parametric Balanced Risk Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.   These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks its objective of total return utilizing a balanced risk asset allocation strategy (the “Strategy”). The Strategy intends to incorporate investments representing a broad spectrum of major asset class risk allocations, including, but not limited to: Global Equity (U.S., international developed and emerging markets); Global Real Estate (U.S., international developed and emerging markets); Global Credit Spreads (U.S. investment grade, U.S. high yield and international emerging markets); Diversified Commodities (including, but not limited to, industrial metals, energy, agriculture and livestock); Global Nominal Bonds (U.S., international developed and emerging markets); Global Inflation Bonds (U.S. and international developed markets); Precious Metals (gold and silver); and Volatility (U.S. equity). Implementation of the Strategy generally involves obtaining leveraged exposure to asset classes that have historically exhibited relatively low levels of volatility . The Fund is expected to employ leverage primarily through derivative instruments as described below.

The Fund intends to utilize a variety of instruments to gain exposure to target asset classes, including, but not limited to: swap futures; equity index futures and options; sovereign government fixed income futures and options; commodity futures and options; currency futures and forward currency contracts; CBOE VIX index futures and options; sovereign government fixed income securities; exchange -traded notes (“ETNs”); exchange- traded funds (“ETFs”) and options on ETFs; over-the-counter total return , interest rate and commodity swaps; repurchase agreements; and reverse repurchase agreements . The Fund may engage in derivative transactions to seek total return ; to hedge against fluctuations in securities prices, interest rates or currency exchange rates ; to change the effective duration of its portfolio ; to manage certain investment risks ; and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund’s use of derivatives may be extensive. The Fund may utilize short sales for the purpose of hedging within the overall portfolio structure and may engage in securities lending. The Fund currently expects to gain exposures to certain types of investments generally through ETFs. The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.

The Fund employs a risk parity investment approach. A risk parity investment approach seeks to spread portfolio risk in a balanced manner across diverse asset classes, with the objective of creating a portfolio that is generally more balanced and may achieve higher risk-adjusted returns than a traditional asset allocation approach (e.g., a portfolio invested 60% in equities and 40% in fixed income). There can be no assurance that employing a risk parity approach will achieve any particular level of return or will reduce volatility or potential loss compared to other investment approaches.

In implementing the Strategy, the portfolio managers generally seek to maintain a substantially equal level of risk contribution from the major asset class risk allocations described above, with periodic rebalancing if exposure moves outside established thresholds. Target notional exposures to each asset class will reflect the contribution of each asset class to the Fund’s overall risk based on the expected volatility of each such class .  The portfolio managers evaluate historical volatilities for each asset class over long-term measurement periods to estimate the future expected volatilities of each individual asset class. Volatility is indicated by standard deviation, a statistic which measures the dispersion of periodic returns of an asset class around its average return .  It is expected that the estimated volatility of each asset class , and resulting notional position sizes, will remain relatively stable over time.

Under normal market conditions, the portfolio managers target Fund performance volatility of approximately 10% annually. The Fund’s actual, or realized, volatility for longer or shorter periods may be materially higher or lower than the target, depending on market conditions.

The Fund may gain exposure to commodities by investing in PBR Commodity Subsidiary, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized in the Cayman Islands, which invests primarily in commodity-related instruments, as well as securities and other instruments in which the Fund is permitted to invest.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund seeks its objective of total return utilizing a balanced risk asset allocation strategy (the “Strategy”). The Strategy intends to incorporate investments representing a broad spectrum of major asset class risk allocations, including, but not limited to: Global Equity (U.S., international developed and emerging markets); Global Real Estate (U.S., international developed and emerging markets); Global Credit Spreads (U.S. investment grade, U.S. high yield and international emerging markets); Diversified Commodities (including, but not limited to, industrial metals, energy, agriculture and livestock); Global Nominal Bonds (U.S., international developed and emerging markets); Global Inflation Bonds (U.S. and international developed markets); Precious Metals (gold and silver); and Volatility (U.S. equity). Implementation of the Strategy generally involves obtaining leveraged exposure to asset classes that have historically exhibited relatively low levels of volatility . The Fund is expected to employ leverage primarily through derivative instruments as described below.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Although values can rebound, there is no assurance they will return to previous levels.

Credit Risk.   Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed income securities and other debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.

In the event of bankruptcy of the issuer of fixed income securities and other debt instruments, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Risks of Commodity-Related Investments.  The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.  Certain types of commodity instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. As noted under “Principal Investment Strategies ,” the Fund expects to gain a significant portion of its commodity-related exposures by investing in the Subsidiary. See “Subsidiary Risk” and “Tax Risk .”

Foreign and Emerging Market Investment Risk.  Because the Fund may invest a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad.  In emerging or less developed countries, these risks can be more significant.  Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries.  As a result, Fund share values may be more volatile than if the Fund invested only in developed markets.  Emerging market countries may have relatively unstable governments and economies.  Emerging market investments often are subject to speculative trading, which typically contributes to volatility.  Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.

Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Currency Risk.  In general, fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that currency will be worth more in U.S. dollars.  The value of foreign currencies as measured in U.S. dollars may be unpredictably affected by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in the U.S. or abroad), intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and relations between nations.  A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks. Exposure to foreign currencies through derivative instruments will be subject to derivative risks described herein .

Inflation-Linked Security Risk.  Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-linked securities may vary widely and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Real Estate Investing Risk.  Investments in real estate are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs are subject to the special risks associated with investing in the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market , thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments may be traded in over-the-counter markets, difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  The Fund will engage in transactions and make investments that give rise to leverage.  Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Interest Rate Risk.  As interest rates rise, the value of fixed - income investments is likely to decline.  Conversely, when interest rates decline, the value of fixed - income investments is likely to rise.  Securities with longer durations are more sensitive to changes in interest rates than those with shorter durations, making them more volatile.  A rising interest rate environment may extend the average life of mortgages or other asset-backed receivables underlying mortgage-backed or asset-backed securities. This extension increases the risk of depreciation due to future increases in market interest rates.  In a declining interest rate environment, prepayment of callable income investments may increase.  In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Management Risk. The Strategy seeks to balance risk across multiple asset classes based on the long-term historical volatility of such asset classes.  The Strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.  To the extent that the actual volatility of an asset class differs from its historical performance, the Fund may not perform as intended.

Volatility Risk. The value of assets held by the Fund may increase or decrease significantly over short periods of time.  This may cause the Fund’s net asset value per share to experience similar changes in value over the short term.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track , and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

ETN Risk.  ETNs are debt obligations and their payments of interest or principal are linked to the performance of a reference investment (typically an index). ETNs are subject to the performance of their issuer and may lose all or a portion of their entire value if the issuer fails or its credit rating changes. An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and weighting of the components of that index.  ETNs also incur certain expenses not incurred by the reference investment and the cost of owning an ETN may exceed the cost of investing directly in the reference investment.  The market trading price of an ETN may be more volatile than the reference investment it is designed to track. The Fund may purchase an ETN at prices that exceed its net asset value and may sell such investments at prices below such net asset value. The Fund may not be able to liquidate ETN holdings at the time and price desired, which may impact Fund performance.

Risks of Repurchase Agreements and Reverse Repurchase Agreements.  In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of the Fund borrowing funds (and the counterparty making a loan), they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield .

Short Sale Risk.  Short sale risks include, among others, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Subsidiary Risk.   The Fund will be exposed to the risks associated with the Subsidiary’s investments.  The Subsidiary invests in commodity-related investments, as well as securities and other instruments in which the Fund is permitted to invest. The Subsidiary is subject to the laws of the Cayman Islands and is not subject to U.S. laws, including securities laws and their protections and provisions of the Internal Revenue Code.  Because the Subsidiary is not registered under the Investment Company Act of 1940, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered fund may negotiate.  As a result, the Subsidiary may have greater exposure to those counterparties than a registered fund.  Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund's Prospectus and Statement of Additional Information, and could adversely affect the Fund’s investment approach.

Tax Risk.  In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.  Commodity-related investments generate income that is not from a qualified source for purposes of meeting this 90 percent test.  Numerous mutual funds have obtained private letter rulings from the Internal Revenue Service (“IRS”) that provide that income produced by certain types of commodity-linked notes or wholly-owned subsidiaries (like the Subsidiary) constitute qualifying income.  The Fund has received advice from counsel that income from certain commodity-linked notes should be qualifying income and that income derived from the Subsidiary should also constitute qualifying income.  Should the IRS take action that adversely affects the tax treatment of investing in commodity-linked notes or the Subsidiary, it could limit the Fund’s ability to invest in commodity-related investments, and the Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS.  The tax treatment of commodity-related investments and income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

General Fund Investing Risks.  The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.
Parametric Balanced Risk Fund | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAPBX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (estimated)	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses (estimated)	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Parametric Balanced Risk Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIPBX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (estimated)	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses (estimated)	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356

[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Investor Class shares and 1.00% for Institutional Class shares. This expense reimbursement will continue through December 31, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: acquired fund fees and expenses, brokerage commissions, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.